Stock Incentive and Employee Benefit Plan (Additional Information) (Details) - USD ($)						1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Jul. 22, 2025	Jul. 01, 2024	Jul. 01, 2023	Feb. 13, 2023	Oct. 17, 2022	Oct. 31, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 17, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock							1,001,000					1,001,000			1,028
Options granted weighted-average grant date fair value												$ 12.94		$ 23.49	$ 113
Total intrinsic value of option exercise														$ 47,300	$ 1,100,000
Stock-based compensation							$ 3,256,000	$ 3,279,000	$ 3,314,000	$ 3,713,000	$ 3,558,000	$ 9,849,000	$ 10,884,000	15,689,000	14,596,000
Unrecognized compensation cost related to unvested stock option grants														27,800,000
Employee benefit plan contributions by employer							100,000			100,000		400,000	500,000	600,000	$ 500,000
Stock issued for services, shares		285,714	285,714	114,286
Accrued legal fees							$ 0					$ 0		$ 0
Weighted average period over grant														2 years 3 months 18 days
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock														1,028	946
Stock issued for services, shares				114,286
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding to purchase common stock							1,000,626					1,000,626		1,027,977
Common stock shares reserved for future issuance							725,397					725,397		575,220
Stock-based compensation														$ 15,700,000	$ 14,600,000
Semnur 2024 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance							40,000,000					40,000,000		40,000,000
2023 Inducement Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant																40,000
Stock-based compensation							$ 3,300,000			3,700,000		$ 9,800,000	10,900,000
Unrecognized compensation cost related to unvested stock option grants							$ 17,200,000					$ 17,200,000
Weighted average period over grant												1 year 7 months 6 days
2023 Inducement Plan | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant																40,000
2022 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of the common stock percentage					85.00%	85.00%
Common stock shares reserved for future issuance							127,902					127,902		82,164
Stock-based compensation							$ 7,800			$ 74,200		$ 84,600	$ 200,000	$ 242,800	$ 21,000
Shares issued under ESPP, shares												4,072		9,551	9,551
2022 Employee Stock Purchase Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance							170,573					170,573		127,902
Retainer Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services, shares	10,000,000
Shares Exchanged For Share	12,500,000